Supplemental Cash Flow Information -Summary Of Detailed Information About Non Cash Investing And Financing Activities (Detail ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
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Capitalized share-based payments	$ 5,257	$ 1,516
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	5,681	5,264
Interest expense included in accounts payable and accrued liabilities	79	$ 788
Share consideration on sale of properties (Note 5)	$ 3,544